UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   888-378-1630

Date of fiscal year end:   10/31

Date of reporting period:   7/1/19 – 6/30/20

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-21339
Reporting Period: 07/01/2019 - 06/30/2020
Morgan Stanley Institutional Liquidity Funds

=========== Morgan Stanley Institutional Liquidity Funds - ESG Money  ==========
===========                     Market Portfolio                      ==========

On November 1, 2019, the Fund changed its name from Morgan Stanley Institutional
Liquidity Funds - Money Market Portfolio.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Morgan Stanley Institutional Liquidity Funds - Government  ==========
==========                         Portfolio                          ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Morgan Stanley Institutional Liquidity Funds - Government  ==========
==========                   Securities Portfolio                     ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============= Morgan Stanley Institutional Liquidity Funds - Prime  ============
=============                      Portfolio                        ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Morgan Stanley Institutional Liquidity Funds - Tax-Exempt  ==========
==========                         Portfolio                          ==========

NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:        NVG                            Security ID:  67071L700
Meeting Date:  OCT 25, 2019                   Meeting Type: Special
Record Date:   JUN 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger of Nuveen Connecticut    For       For          Management
      Quality Municipal Income Fund With and
      Into NAMCIF Merger Sub, LLC, a
      Wholly-Owned Subsidiary of Nuveen
      AMT-Free Municipal Credit Income Fund

=========== Morgan Stanley Institutional Liquidity Funds - Treasury  ===========
===========                        Portfolio                         ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=========== Morgan Stanley Institutional Liquidity Funds - Treasury  ===========
===========                  Securities Portfolio                    ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Morgan Stanley Institutional Liquidity Funds

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date   August 28, 2020

* Print the name and title of each signing officer under his or her signature.